Cover	Oct. 28, 2025	Jul. 25, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 28, 2025
Entity Registrant Name	Luxfer Holdings PLC
Entity Incorporation, State or Country Code	X0
Entity File Number	001-35370
Entity Tax Identification Number	98-1024030
Entity Address, Address Line One	3016 Kansas Avenue,
Entity Address, City or Town	Riverside
Entity Address, Postal Zip Code	CA, 92507
Country Region	+1
City Area Code	414
Local Phone Number	269-2419
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, nominal value £0.50 each
Trading Symbol	LXFR
Security Exchange Name	NYSE
Entity Emerging Growth Company		false
Entity Central Index Key	0001096056
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	Q3
Amendment Flag	false
Entity Address, Country	GB
Document Information [Line Items]
Entity Address, Country	GB
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	Q3